DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Sesen Bio, Inc. (“Sesen” or the “Company”), a Delaware corporation formed in February 2008, is a late-stage clinical company focused on advancing targeted fusion protein therapeutics for the treatment of patients with cancer. The Company’s most advanced product candidate, VicineumTM, also known as VB4-845, is a locally-administered targeted fusion protein composed of an anti-epithelial cell adhesion molecule (“EpCAM”) antibody fragment tethered to a truncated form of Pseudomonas exotoxin A for the treatment of non-muscle invasive bladder cancer (“NMIBC”). On July 15, 2022, the Company made the strategic decision to voluntarily pause further development of Vicineum in the United States. The decision was based on a thorough reassessment of Vicineum, which included the incremental development timeline and associated costs for an additional Phase 3 clinical trial, following its discussions with the FDA, which are further described below. The Company has turned its primary focus to the careful assessment of potential strategic alternatives with the goal of maximizing shareholder value, which it believes will be complete by the end of 2022. Additionally, the Company intends to seek a partner for the further development of Vicineum.

The Company has completed the follow-up stage of its single-arm, multi-center, open-label Phase 3 clinical trial of Vicineum as a monotherapy in patients with bacillus Calmette-Guérin (“BCG”)-unresponsive NMIBC (the “VISTA Trial”). The VISTA Trial completed enrollment in April 2018 with a total of 133 patients. On December 18, 2020, the Company submitted its completed Biologics License Application (the “BLA”) for Vicineum for the treatment of BCG-unresponsive NMIBC to the United States Food and Drug Administration (“FDA”). On February 12, 2021, the FDA notified the Company that it had accepted the BLA file. The FDA also granted Priority Review for the BLA and set a target Prescription Drug User Fee Act (“PDUFA”) date for a decision on the BLA of August 18, 2021. On August 13, 2021, the Company received a complete response letter (“CRL”) from the FDA indicating that the FDA had determined that it could not approve the BLA for Vicineum in its present form and provided recommendations specific to additional clinical/statistical data and analyses in addition to chemistry, manufacturing and controls (“CMC”) issues pertaining to a recent pre-approval inspection and product quality.

In October 2021 and December 2021, the Company participated in a CMC Type A meeting and a Clinical Type A meeting, respectively, with the FDA to discuss issues raised in the CRL and design elements of an additional Phase 3 clinical trial for Vicineum, which the FDA confirmed would be required for a potential resubmission of a BLA. In March 2022, the Company participated in a Type C meeting with the FDA. During the Type C meeting, the FDA agreed to a majority of the Company’s proposed protocol and statistical analysis plan design elements for an additional Phase 3 clinical trial. On July 11, 2022, the Company participated in a Type B meeting with the FDA to discuss outstanding items related to the Company’s proposed protocol and statistical analysis plan design elements for an additional Phase 3 clinical trial.

Viventia Acquisition

In September 2016, the Company entered into a Share Purchase Agreement with Viventia Bio, Inc., a corporation incorporated under the laws of the Province of Ontario, Canada (“Viventia”), the shareholders of Viventia named therein (the “Selling Shareholders”) and, solely in its capacity as seller representative, Clairmark Investments Ltd., a corporation incorporated under the laws of the Province of Ontario, Canada (“Clairmark”) (the “Share Purchase Agreement”), pursuant to which the Company agreed to and simultaneously completed the acquisition of all of the outstanding capital stock of Viventia from the Selling Shareholders (the “Viventia Acquisition”). In connection with the closing of the Viventia Acquisition, the Company issued 4.0 million shares of its common stock to the Selling Shareholders, which at that time represented approximately 19.9% of the voting power of the Company as of immediately prior to the issuance of such shares.

In addition, under the Share Purchase Agreement, the Company is obligated to pay to the Selling Shareholders certain post-closing contingent cash payments upon the achievement of specified milestones and based upon net sales, in each case subject to the terms and conditions set forth in the Share Purchase Agreement, including: (i) a one-time milestone payment of $12.5 million payable upon the first sale of Vicineum (the “Purchased Product”), in the United States; (ii) a one-time milestone payment of $7.0 million payable upon the first sale of the Purchased Product in any one of certain specified European countries; (iii) a one-time milestone payment of $3.0 million payable upon the first sale of the Purchased Product in Japan; and (iv) quarterly earn-out payments equal to 2% of net sales of the Purchased Product during specified earn-out periods. Such earn-out payments are payable with respect to net sales in a country beginning on the date of the first sale in such country and ending on the earlier of (i) December 31, 2033, and

(ii) fifteen years after the date of such sale, subject to early termination in certain circumstances if a biosimilar product is on the market in the applicable country. Under the Share Purchase Agreement, the Company, its affiliates, licensees and subcontractors are required to use commercially reasonable efforts, for the first seven years following the closing of the Viventia Acquisition, to achieve marketing authorizations throughout the world and, during the applicable earn-out period, to commercialize the Purchased Product in the United States, France, Germany, Italy, Spain, United Kingdom, Japan, China and Canada. Certain of these payments are payable to individuals or affiliates of individuals that became employees or members of the Company’s board of directors. However, as of June 30, 2022, none of these individuals are active employees of the Company or members of the Company’s board of directors.

1.  DESCRIPTION OF BUSINESS

Sesen Bio, Inc. (“Sesen” or the “Company”), a Delaware corporation formed in February 2008, is a late-stage clinical company advancing targeted fusion protein therapeutics (“TFPTs”) for the treatment of patients with cancer. The Company’s most advanced product candidate, VicineumTM, also known as VB4-845, is a locally-administered targeted fusion protein composed of an anti-epithelial cell adhesion molecule (“EpCAM”) antibody fragment tethered to a truncated form of Pseudomonas exotoxin A for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with bacillus Calmette-Guérin (“BCG”). The Company has an ongoing single-arm, multi-center, open-label Phase 3 VISTA clinical trial of Vicineum as a monotherapy in patients with BCG-unresponsive NMIBC (the “VISTA Trial”). The VISTA Trial completed enrollment in April 2018 with a total of 133 patients. On December 18, 2020, the Company submitted its completed Biologics License Application (the “BLA”) for Vicineum for the treatment of BCG-unresponsive NMIBC to the United States Food and Drug Administration (“FDA”). On February 12, 2021, the FDA notified the Company that it has accepted for filing the BLA. The FDA also granted Priority Review for the BLA and set a target Prescription Drug User Fee Act (“PDUFA”) date for a decision on the BLA of August 18, 2021. On July 13, 2021, the Company participated in a productive Late-Cycle Meeting with the FDA regarding the BLA for Vicineum for the treatment of BCG-unresponsive NMIBC. In the meeting, the FDA confirmed that there was no Advisory Committee meeting planned at that time, and that no post-marketing requirements, including a confirmatory trial, had been identified at that time. Also in the meeting, the Company and the FDA discussed remaining questions related to manufacturing facilities inspection, product quality information requests and additional information related to chemistry, manufacturing and controls (“CMC”), and a timeline to submit additional supporting information was agreed upon. On August 13, 2021, the Company received a complete response letter (“CRL”) from the FDA indicating that the FDA had determined that it could not approve the BLA for Vicineum in its present form and provided recommendations specific to additional clinical/statistical data and analyses in addition to CMC issues pertaining to a recent pre-approval inspection and product quality.

The Company participated in Type A Meetings with the FDA on October 29, 2021 and December 8, 2021 to discuss questions related to CMC and clinical issues raised in the CRL. Both meetings helped the Company determine the appropriate path forward for Vicineum. Any changes in these assumptions and estimates or other information obtained, may have a significant impact on the remeasurement of the contingent consideration liability in the future. The Company believes it has a clear understanding of what additional information regarding CMC is required for resubmission of a BLA. Additionally, although not an issue raised in the CRL, the FDA confirmed that Vicineum manufactured using the proposed commercial process is comparable to Vicineum used in prior clinical trials. The FDA also confirmed that the Company can utilize Vicineum manufactured during process validation for any future clinical trials needed to address issues raised in the CRL, and that these potential trials can proceed while addressing CMC issues.

Viventia Acquisition

In September 2016, the Company entered into a Share Purchase Agreement with Viventia Bio, Inc., a corporation incorporated under the laws of the Province of Ontario, Canada (“Viventia”), the shareholders of Viventia named therein (the “Selling Shareholders”) and, solely in its capacity as seller representative, Clairmark Investments Ltd., a corporation incorporated under the laws of the Province of Ontario, Canada (“Clairmark”) (the “Share Purchase Agreement”), pursuant to which the Company agreed to and simultaneously completed the acquisition of all of the outstanding capital stock of Viventia from the Selling Shareholders (the “Viventia Acquisition”). In connection with the closing of the Viventia Acquisition, the Company issued 4.0 million shares of its common stock to the Selling Shareholders, which at that time represented approximately 19.9% of the voting power of the Company as of immediately prior to the issuance of such shares. Clairmark is an affiliate of Leslie L. Dan, a director of the Company until his retirement in July 2019.

In addition, under the Share Purchase Agreement, the Company is obligated to pay to the Selling Shareholders certain post-closing contingent cash payments upon the achievement of specified milestones and based upon net sales, in each case subject to the terms and conditions set forth in the Share Purchase Agreement, including: (i) a one-time milestone payment of $12.5 million payable upon the first sale of Vicineum (the “Purchased Product”), in the United States; (ii) a one-time milestone payment of $7.0 million payable upon the first sale of the Purchased Product in any one of certain specified European countries; (iii) a one-time milestone payment of $3.0 million payable upon the first sale of the Purchased Product in Japan; and (iv) quarterly earn-out payments equal to

2% of net sales of the Purchased Product during specified earn-out periods. Such earn-out payments are payable with respect to net sales in a country beginning on the date of the first sale in such country and ending on the earlier of (i) December 31, 2033, and (ii) fifteen years after the date of such sale, subject to early termination in certain circumstances if a biosimilar product is on the market in the applicable country. Under the Share Purchase Agreement, the Company, its affiliates, licensees and subcontractors are required to use commercially reasonable efforts, for the first seven years following the closing of the Viventia Acquisition, to achieve marketing authorizations throughout the world and, during the applicable earn-out period, to commercialize the Purchased Product in the United States, France, Germany, Italy, Spain, United Kingdom, Japan, China and Canada. Certain of these payments are payable to individuals or affiliates of individuals that became employees or members of the Company’s board of directors. However, as of December 31, 2021, none of these individuals are active employees or members of the Company’s board of directors.

Liquidity and Capital Resources

As of December 31, 2021, the Company had cash and cash equivalents of $162.6 million and an accumulated deficit of $316.3 million. The Company incurred negative cash flows from operating activities of $68.9 million, $30.8 million and $37.5 million for the years ended December 31, 2021, 2020 and 2019, respectively. Since the Company’s inception, it has received no revenue from sales of its products, and the Company anticipates that operating losses will continue for the foreseeable future as it seeks to address the issues raised in the CRL it received for a BLA for Vicineum for the treatment of BCG unresponsive NMIBC and the concerns identified in the EMA Withdrawal Assessment Report, complete the follow-up stage of the ongoing Phase 3 VISTA Trial of Vicineum for the treatment of BCG-unresponsive NMIBC, complete any additional clinical trials for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, and seek marketing approval from the FDA and the European Commission and, if approved, commercialize Vicineum. The Company has financed its operations to date primarily through private placements of its common stock, preferred stock, common stock warrants and convertible bridge notes, venture debt borrowings, its initial public offering (“IPO”), follow-on public offerings, sales effected in “at-the-market” (“ATM”) offerings, commercialization partnership and out-license agreements. See “Note 12. Stockholders’ Equity” below for information regarding the Company’s recently completed equity financings. Management believes that the Company’s cash and cash equivalents as of December 31, 2021 will be sufficient to fund the Company’s current operating plan for at least the next twelve months from the date these consolidated financial statements were issued.

Funding Requirements

The Company’s future success is dependent on its ability to develop, and if approved, commercialize its product candidates, including Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, and ultimately upon its ability to attain profitable operations. In order to commercialize its product candidates, including Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, the Company needs to complete clinical development and comply with comprehensive regulatory requirements. The Company is subject to a number of risks similar to other late-stage clinical companies, including, but not limited to, successful discovery and development of its product candidates, raising additional capital, development and commercialization by its competitors of new technological innovations, protection of proprietary technology and market acceptance of its products. The successful discovery, development and, if approved, commercialization of product candidates, including Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, requires substantial working capital, and the Company expects to seek additional funds through equity or debt financings or through additional outside of United States (“OUS”) business development partnerships, collaborations, licensing transactions or other sources. The Company may be unable to obtain equity or debt financings or enter into additional OUS business development partnerships, collaborations or licensing transactions at favorable terms, or at all, and, if necessary, may be required to implement cost reduction strategies.

The Company will incur substantial expenses if and as it:

●	addresses the issues identified in the CRL it received from the FDA for its BLA for Vicineum for the treatment of BCG-unresponsive NMIBC and the concerns identified in the European Medicines Agency’s (“EMA”) Withdrawal Assessment Report, which the Company expects will include the completion of an additional Phase 3 clinical trial;
●	seeks marketing approvals for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG;
●	establishes and implement sales, marketing and distribution capabilities and scale up and validate external manufacturing capabilities to commercialize Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, if approved;
●	maintains, expands and protects its intellectual property portfolio;
●	hires additional clinical, regulatory, quality control, scientific and management personnel;
●	expands its operational, financial and management systems and personnel;
●	conducts research and pre-clinical and clinical development of Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, and its other product candidates;
●	seeks to discover and develop additional product candidates; and
●	in-licenses or acquires the rights to other products, product candidates or technologies.

The Company’s future capital requirements will depend on many factors, including:

●	the scope, initiation, progress, timing, costs and results of laboratory testing and clinical trials for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG and its other product candidates;
●	the ongoing COVID-19 pandemic and its impact on the Company’s business;
●	the Company’s ability to establish additional OUS business development partnerships, collaborations or licensing arrangements on favorable terms, if at all, particularly manufacturing, marketing and distribution arrangements for its product candidates;
●	the costs and timing of the implementation of commercial-scale manufacturing activities, including those associated with the manufacturing process and technology transfer to third-party manufacturers to facilitate such commercial-scale manufacturing of Vicineum;
●	the costs and timing of establishing and implementing sales, marketing and distribution capabilities for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, if approved;
●	the costs and timing of preparing, filing and prosecuting patent applications, maintaining and enforcing its intellectual property rights and defending any intellectual property-related claims;
●	the Company’s obligation to make milestone, royalty and other payments to third-party licensors under its licensing agreements;
●	the extent to which the Company in-licenses or acquires rights to other products, product candidates or technologies;
●	the outcome, timing and cost of regulatory review by the FDA, EMA and comparable non-US regulatory authorities for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, including the potential for the FDA, EMA or comparable non-US regulatory authorities to require that the Company perform more studies or clinical trials than those that it currently expects to perform;
●	the Company’s ability to achieve certain future regulatory, development and commercialization milestones under its out-license and OUS business development partnership agreements
●	the effect of competing technological and market developments; and
●	the revenue, if any, received from commercial sales of Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG, if approved.

Until such time, if ever, as the Company can generate substantial product revenues from commercial sales, the Company expects to finance its cash needs through a combination of equity offerings, debt financings, government or other third-party funding, strategic collaborations, OUS business development partnership agreements, partnerships, alliances, and licensing arrangements. The Company does not have any committed external source of funds other than the amounts payable under the license agreement with F. Hoffmann-La Roche Ltd and Hoffmann-La Roche Inc. (collectively, “Roche”) and the license agreement with Qilu Pharmaceutical, Co., Ltd. (“Qilu”). To the extent the Company raises additional capital through the sale of equity or convertible debt securities, the ownership interests of existing stockholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect the rights of existing stockholders. Debt financing, if available, may involve agreements that include liens or other restrictive covenants limiting the Company’s ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends. If the Company raises additional funds through government or other third-party funding, strategic OUS business development partnerships, collaborations, alliances or licensing arrangements, the Company may have to relinquish valuable rights to its technologies, future revenue streams, research programs or product candidates or grant licenses on terms that may not be favorable to the Company. If the Company is unable to raise additional funds when needed, the Company may be required to delay, limit, reduce or terminate its product development or future commercialization efforts or grant rights to develop and market products or product candidates that the Company would otherwise prefer to develop and market itself.

The COVID-19 pandemic has negatively impacted the global economy, disrupted business operations and created significant volatility and disruption to financial markets. Significant uncertainty remains as to the potential impact of the COVID-19 pandemic on the Company’s operations, and on the global economy as a whole. The extent and duration of the pandemic could continue to disrupt global markets and may affect the Company’s ability to raise additional capital in the future.